Derivative financial liabilities - Additional Information (Details)Old - 12 months ended Dec. 31, 2021 £ in Thousands, $ in Thousands	GBP (£) shares	USD ($) shares	USD ($) shares
Disclosure of detailed information about borrowings [line items]
Aggregate purchase price | £	£ 166,981
Convertible Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Convertible shares	18,181,820	18,181,820
Conversion ratio per $1000 principal amount	90.9091		90.9091
Additional interest rate	2.00%		2.00%
Convertible Senior Secured Notes | Interest paid in cash
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%		7.00%
Convertible Senior Secured Notes | Interest paid in-kind and semi-annually in arrears
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%		9.00%
Mudrick Capital Management | Convertible Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Principal amount	£ 151,000		$ 200,000
Aggregate purchase price	145,000	$ 192,000
Convertible Senior Secured Notes Principal Amount	£ 756		$ 1,000